Subsequent Events (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended	1 Months Ended		0 Months Ended			1 Months Ended
	Sep. 12, 2013	May 31, 2013	Sep. 30, 2014		Sep. 30, 2013	Sep. 30, 2014		Sep. 30, 2013	Dec. 31, 2013	May 31, 2014	Apr. 30, 2014	Oct. 21, 2014	Nov. 13, 2014	Aug. 12, 2014	Jun. 30, 2014	Dec. 31, 2012	Nov. 05, 2014
Subsequent Event [Line Items]
Shares issued		12,100,000
Common stock, par value (in dollars per share)			$ 0.01			$ 0.01			$ 0.01							$ 0.01
Net proceeds from issuances of common stock						$ 81,890,000		$ 223,729,000	$ 223,760,000
Purchase price	15,700,000					178,235,000		15,132,000	15,708,000
Acquisition expense			119,000		329,000	923,000		329,000
Long-term Line of Credit				[1]			[1]		[1]
Minimum [Member]
Subsequent Event [Line Items]
Discount rate			5.10%			5.10%
Maximum [Member]
Subsequent Event [Line Items]
Discount rate			6.30%			6.30%
Revolving Credit Agreement [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity			100,000,000			100,000,000			100,000,000
Basis spread on variable rate									2.50%
Revolving Credit Agreement [Member] | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Basis spread on variable rate						2.50%
Senior Unsecured Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount										200,000,000
Debt Instrument, Interest Rate, Stated Percentage										6.875%
Discount rate										99.239%
Repayments of Debt										99,200,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)																	$ 0.01
Purchase price											165,000,000
Number of shares authorized to be purchased																	2,000,000
Subsequent Event [Member] | Revolving Credit Agreement [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity												120,000,000
Maturity date												Oct. 21, 2017
Maximum amount of increase to credit facility												80,000,000
Letter of credit sublimit												20,000,000
Unused borrowing capacity fee, percent												0.20%
Maximum leverage ratio												1.50
Maximum interest coverage ratio												1.50
Dollar amount of consolidated tangible net worth												250,000,000
Percentage of net proceeds from equity issuance												50.00%
Percentage of consolidated net income												50.00%
Minimum liquidity requirement												25,000,000
Risk asset ratio												1.25
Subsequent Event [Member] | Revolving Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) | Minimum [Member]
Subsequent Event [Line Items]
Basis spread on variable rate												2.75%
Subsequent Event [Member] | Revolving Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) | Maximum [Member]
Subsequent Event [Line Items]
Basis spread on variable rate												3.25%
Subsequent Event [Member] | Revolving Credit Agreement [Member] | Base Rate [Member] | Minimum [Member]
Subsequent Event [Line Items]
Basis spread on variable rate												1.75%
Subsequent Event [Member] | Revolving Credit Agreement [Member] | Base Rate [Member] | Maximum [Member]
Subsequent Event [Line Items]
Basis spread on variable rate												2.25%
Subsequent Event [Member] | Senior Unsecured Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount										200,000,000
Debt Instrument, Interest Rate, Stated Percentage										6.875%
Discount rate										99.239%
Repayments of Debt										99,200,000
Peachtree Communities [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase price													55,000,000
Grand View Builders Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase price														13,000,000
Acquisition expense														100,000
IPO [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued															4,000,000
Stock price per share															$ 23.00
Common stock, par value (in dollars per share)															$ 0.01
Net proceeds from issuances of common stock															81,900,000
IPO [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued															4,000,000
Stock price per share															$ 0.01
Common stock, par value (in dollars per share)															$ 23.00
Net proceeds from issuances of common stock															$ 81,900,000

[1]	On October 18, 2013 we entered into a three-year revolving loan agreement with a maximum borrowings of $100.0 million. Borrowings on the revolving loan agreement bear interest at a daily rate of LIBOR plus 2.50%. The revolving loan agreement was terminated on July 1, 2014, however letters of credit of $0.8 million issued prior to termination remain outstanding as of September 30, 2014.